Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Significant Components of Deferred Tax Assets and Liabilities	Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and for tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:
	December 31
	2023	2022
Deferred tax assets:
Carryforward tax losses	$10,449	$10,519
Research and development	2,594	3,901
Operating lease liability	381	577
Accrued social benefits and other	494	533

	13,918	15,530
Less - valuation allowance	(13,478)	(14,865)

Deferred tax Liabilities:
Operating lease asset	$(388)	$(580)
Other	(52)	(85)
	(440)	(665)

Net deferred tax assets	$-	$-

Schedule of Components of Income (Loss) Before Income Taxes	The components of income (loss) before income taxes are as follows:
	Year ended December 31,
	2023	2022	2021

Domestic (Israel)	$2,610	$(3,043)	$(6,030)
Foreign	1,285	945	891
Loss before income taxes	$3,895	$(2,098)	$(5,139)

Schedule of Reconciliation of Theoretical Tax Benefit and Actual Tax Expense	Reconciliation of the theoretical tax benefit and the actual tax expense:
	Year ended December 31,
	2023	2022	2021

Loss before income taxes, as reported in the statements of operations	$3,895	$(2,098)	$(5,139)
Statutory tax rate in Israel	23%	23%	23%
Theoretical tax benefit	$896	$(483)	$(1,182)
Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(25)	(22)	(31)
Non-deductible expenses and other permanent differences	654	427	631
Differences in taxes arising from foreign currency exchange, net	(81)	(50)	69
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	(1,267)	256	481
Other	5	31	156
Income taxes	$182	$159	$124